SIGNIFICANT CUSTOMERS - Narrative (Details)	4 Months Ended	8 Months Ended	12 Months Ended
	Jan. 03, 2021	Aug. 28, 2020	Dec. 29, 2019	Dec. 30, 2018
Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk	20.00%	21.00%	16.00%	18.00%